Litigation And Contingencies (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loss Contingency [Abstract]
Reserve for environmental matters	$ 159
Reserve for environmental matters, noncurrent	126
Guarantees	$ 799	$ 831